Employee benefits	12 Months Ended
Dec. 31, 2025
Information
Employee benefits

29.Employee benefits

	31 December	31 December
	2025	2024
Retirement pay liability provision	2,074,592	3,144,599
Unused vacation provision	816,101	824,158
	2,890,693	3,968,757

Provision for defined benefit plans

Movements in provision for retirement pay liability are as follows:

	2025	2024
Balance at 1 January	3,144,599	3,183,356
Service cost	493,572	646,459
Remeasurements	(1,161,825)	231,601
Interest expense	711,056	696,536
Benefit payments	(409,802)	(534,804)
Inflation adjustment	(703,008)	(1,078,549)
Balance at 31 December	2,074,592	3,144,599

The sensitivity of provision for retirement pay liability to changes in the significant actuarial assumptions is:

31 December 2025	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(13.1)%	15.6%	16.1%	(13.6)%
Impact on provision for defined benefit plans	(271,772)	323,636	334,009	(282,145)

29.Employee benefits (continued)

Provision for defined benefit plans (continued)

31 December 2024	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.2)%	17.2%	6.6%	(22.7)%
Impact on provision for defined benefit plans	(446,533)	540,557	207,544	(713,824)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

Defined contribution plans

Obligations for contribution to defined contribution plans are recognized as an expense in the consolidated statement of profit or loss as incurred. The Group is obliged to contribute a certain percentage of personnel wages to pension plans. The Group incurred TL 220,614 and TL 124,826 in relation to the defined contribution retirement plan for the years ended 31 December 2025 and 2024 respectively.

Share based payments

The Group has a share performance-based payment plan (cash settled incentive plan) in order to build a common interest with its shareholders, support sustainable success, and ensure loyalty of key employees. The KPIs of the plan are; the total shareholder return in excess of weighted average cost of capital (WACC), and ranking of total shareholder return in comparison with BIST-30 and peer group. Bonus amount is determined according to these evaluations, and it is distributed over a three-year payment plan.

As of 31 December 2025, the Group recognized expenses of TL 1,226,363 regarding this plan (31 December 2024: TL 1,817,575). Additionally, expenses regarding to key management personnel explained in Note 39.